UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE APPRECIATION FUND

FORM N-Q

JULY 31, 2018

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited)	July 31, 2018

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.3%
CONSUMER DISCRETIONARY - 9.9%
Hotels, Restaurants & Leisure - 0.7%
McDonald’s Corp.	284,457	$44,813,356

Household Durables - 0.4%
Lennar Corp., Class A Shares	486,297	25,418,744

Media - 4.5%
Comcast Corp., Class A Shares	4,833,846	172,955,010
Walt Disney Co.	954,828	108,430,268

Total Media		281,385,278

Specialty Retail - 4.3%
Home Depot Inc.	940,417	185,751,166
TJX Cos. Inc.	819,502	79,704,764

Total Specialty Retail		265,455,930

TOTAL CONSUMER DISCRETIONARY		617,073,308

CONSUMER STAPLES - 5.9%
Beverages - 2.1%
Coca-Cola Co.	1,411,453	65,816,053
PepsiCo Inc.	551,844	63,462,060

Total Beverages		129,278,113

Food & Staples Retailing - 1.6%
Walmart Inc.	1,085,154	96,828,291

Food Products - 0.6%
Mondelez International Inc., Class A Shares	871,502	37,805,757

Household Products - 1.6%
Kimberly-Clark Corp.	353,569	40,257,366
Procter & Gamble Co.	775,413	62,715,404

Total Household Products		102,972,770

TOTAL CONSUMER STAPLES		366,884,931

ENERGY - 7.1%
Energy Equipment & Services - 0.7%
Schlumberger Ltd.	633,993	42,807,208

Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp.	897,107	65,623,377
Chevron Corp.	660,447	83,394,643
Exxon Mobil Corp.	1,486,394	121,155,975
Kinder Morgan Inc.	2,021,739	35,946,519
Phillips 66	308,866	38,095,532
Pioneer Natural Resources Co.	295,554	55,939,506

Total Oil, Gas & Consumable Fuels		400,155,552

TOTAL ENERGY		442,962,760

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
FINANCIALS - 15.3%
Banks - 8.5%
Bank of America Corp.	2,717,292	$83,909,977
Citigroup Inc.	736,511	52,947,776
JPMorgan Chase & Co.	1,939,282	222,920,466
PNC Financial Services Group Inc.	197,244	28,566,848
U.S. Bancorp	1,149,783	60,949,997
Wells Fargo & Co.	1,437,276	82,341,542

Total Banks		531,636,606

Capital Markets - 1.2%
Bank of New York Mellon Corp.	544,524	29,115,698
CME Group Inc.	294,896	46,923,852

Total Capital Markets		76,039,550

Diversified Financial Services - 3.1%
Berkshire Hathaway Inc., Class A Shares	639	192,690,450	*

Insurance - 2.5%
MetLife Inc.	799,014	36,546,900
Travelers Cos Inc.	906,472	117,968,266

Total Insurance		154,515,166

TOTAL FINANCIALS		954,881,772

HEALTH CARE - 15.3%
Biotechnology - 0.4%
Gilead Sciences Inc.	321,336	25,009,581

Health Care Equipment & Supplies - 2.2%
Becton, Dickinson & Co.	246,486	61,712,700
Medtronic PLC	814,779	73,517,509

Total Health Care Equipment & Supplies		135,230,209

Health Care Providers & Services - 4.9%
Aetna Inc.	470,846	88,702,678
CVS Health Corp.	205,839	13,350,717
UnitedHealth Group Inc.	820,650	207,804,993

Total Health Care Providers & Services		309,858,388

Life Sciences Tools & Services - 1.4%
Thermo Fisher Scientific Inc.	376,138	88,215,645

Pharmaceuticals - 6.4%
Bristol-Myers Squibb Co.	748,434	43,970,498
Johnson & Johnson	1,103,825	146,278,889
Merck & Co. Inc.	1,792,284	118,057,747
Pfizer Inc.	2,248,040	89,764,237

Total Pharmaceuticals		398,071,371

TOTAL HEALTH CARE		956,385,194

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY	SHARES	VALUE
INDUSTRIALS - 9.3%
Aerospace & Defense - 2.9%
Raytheon Co.	624,025	$123,575,671
United Technologies Corp.	419,699	56,969,942

Total Aerospace & Defense		180,545,613

Air Freight & Logistics - 1.1%
United Parcel Service Inc., Class B Shares	604,203	72,437,898

Commercial Services & Supplies - 1.2%
Waste Management Inc.	845,706	76,113,540

Industrial Conglomerates - 3.6%
3M Co.	425,028	90,241,945
Honeywell International Inc.	831,215	132,703,475

Total Industrial Conglomerates		222,945,420

Trading Companies & Distributors - 0.5%
Fastenal Co.	545,842	31,074,785

TOTAL INDUSTRIALS		583,117,256

INFORMATION TECHNOLOGY - 26.2%
Communications Equipment - 1.2%
Cisco Systems Inc.	1,819,493	76,946,359

Internet Software & Services - 5.3%
Alphabet Inc., Class A Shares	86,242	105,837,907	*
Alphabet Inc., Class C Shares	94,117	114,564,859	*
Facebook Inc., Class A Shares	637,593	110,035,800	*

Total Internet Software & Services		330,438,566

IT Services - 4.8%
Automatic Data Processing Inc.	794,413	107,237,811
International Business Machines Corp.	328,150	47,558,780
Visa Inc., Class A Shares	1,081,461	147,878,977

Total IT Services		302,675,568

Semiconductors & Semiconductor Equipment - 1.4%
ASML Holding NV	101,887	21,803,818
Broadcom Inc.	122,058	27,068,803
Texas Instruments Inc.	323,081	35,965,377

Total Semiconductors & Semiconductor Equipment		84,837,998

Software - 9.8%
Adobe Systems Inc.	531,674	130,089,994	*
Microsoft Corp.	3,264,556	346,304,101
Oracle Corp.	1,290,547	61,533,281
Red Hat Inc.	362,070	51,135,146	*
SAP SE, ADR	224,379	26,036,939

Total Software		615,099,461

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

SECURITY		SHARES	VALUE
Technology Hardware, Storage & Peripherals - 3.7%
Apple Inc.		1,198,408	$228,045,058

TOTAL INFORMATION TECHNOLOGY			1,638,043,010

MATERIALS - 4.8%
Chemicals - 4.1%
Air Products & Chemicals Inc.		163,726	26,878,897
DowDuPont Inc.		733,613	50,450,566
Ecolab Inc.		482,434	67,878,464
PPG Industries Inc.		1,039,660	115,048,776

Total Chemicals			260,256,703

Construction Materials - 0.7%
Vulcan Materials Co.		381,196	42,693,952

TOTAL MATERIALS			302,950,655

REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.		574,047	85,096,727

TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
AT&T Inc.		2,207,095	70,560,827
Verizon Communications Inc.		1,474,627	76,149,738

TOTAL TELECOMMUNICATION SERVICES			146,710,565

UTILITIES - 0.9%
Electric Utilities - 0.3%
NextEra Energy Inc.		111,385	18,661,443

Multi-Utilities - 0.6%
Ameren Corp.		322,145	19,992,319
Sempra Energy		153,471	17,739,713

Total Multi-Utilities			37,732,032

TOTAL UTILITIES			56,393,475

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,460,126,918)			6,150,499,653

	RATE
SHORT-TERM INVESTMENTS - 1.7%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $104,471,546)	1.741%	104,471,546	104,471,546

TOTAL INVESTMENTS - 100.0% (Cost - $2,564,598,464)			6,254,971,199
Liabilities in Excess of Other Assets - 0.0%			(1,573,649)

TOTAL NET ASSETS - 100.0%			$6,253,397,550

*	Non-income producing security.

See Notes to Schedule of Investments.

CLEARBRIDGE APPRECIATION FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2018

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Appreciation Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Prior to December 1, 2017, short-term fixed income securities that would mature in 60 days or less were valued at amortized cost, unless it was determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$6,150,499,653	—	—	$6,150,499,653
Short-Term Investments†	104,471,546	—	—	104,471,546

Total Investments	$6,254,971,199	—	—	$6,254,971,199

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date: September 21, 2018

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date: September 21, 2018